Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.25%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	240,840	$ 211,268
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A 5.26% (SOFR + 0.70%) 8/25/33 #, •	449	449
Series 2021-HQA2 M1 144A 5.26% (SOFR + 0.70%) 12/25/33 #, •	34,293	34,092
Total Agency Collateralized Mortgage Obligations (cost $277,013)		245,809

Agency Mortgage-Backed Securities — 4.68%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	61,733	57,438
Fannie Mae S.F. 30 yr
4.50% 2/1/44	77,585	77,708
4.50% 4/1/44	96,516	96,648
4.50% 1/1/50	233,058	234,380
5.00% 7/1/47	269,572	275,301
5.00% 5/1/48	101,109	102,763

Freddie Mac S.F. 30 yr 5.00% 8/1/48	75,842	76,932
Total Agency Mortgage-Backed Securities (cost $1,009,699)		921,170

Agency Obligation — 0.48%
Federal Home Loan Mortgage 5.82% 3/20/25	95,000	95,240
Total Agency Obligation (cost $95,000)		95,240

Collateralized Debt Obligations — 9.24%
ARES LX CLO Series 2021-60A A 144A 5.915% (LIBOR03M + 1.12%, Floor 1.12%) 7/18/34 #, •	250,000	242,801
Canyon Capital CLO Series 2019-2A AR 144A 5.972% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	250,000	243,866
Cedar Funding IX CLO Series 2018-9A A1 144A 5.788% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	247,332
CIFC Funding Series 2013-4A A1RR 144A 5.875% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	245,686
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Dryden 83 CLO Series 2020-83A A 144A 6.015% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	$ 245,992
KKR CLO 32 Series 32A A1 144A 6.112% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	99,206
LCM XVIII Series 18A A1R 144A 5.828% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	246,240
Octagon Investment Partners 33Series 2017-1A A1 144A 5.998% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	248,163
Total Collateralized Debt Obligations (cost $1,841,088)		1,819,286

Corporate Bonds — 54.63%
Banking — 14.26%
Bank of America
1.843% 2/4/25 μ	100,000	97,059
4.10% 7/24/23	130,000	129,448
6.204% 11/10/28 μ	5,000	5,231

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	39,622
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	182,701
Citigroup
1.281% 11/3/25 μ	35,000	32,719
1.678% 5/15/24 μ	105,000	104,574
2.014% 1/25/26 μ	30,000	28,269
5.61% 9/29/26 μ	20,000	20,163

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	192,165
Deutsche Bank 0.898% 5/28/24	150,000	140,888
Fifth Third Bancorp
2.375% 1/28/25	35,000	32,586
3.65% 1/25/24	35,000	34,162
Goldman Sachs Group
0.925% 10/21/24 μ	175,000	170,319
1.542% 9/10/27 μ	25,000	22,013

JPMorgan Chase & Co. 4.023% 12/5/24 μ	200,000	198,106
KeyCorp 3.878% 5/23/25 μ	45,000	43,399
Morgan Stanley
6.138% 10/16/26 μ	300,000	305,930
6.296% 10/18/28 μ	49,000	51,568

PNC Bank 3.875% 4/10/25	250,000	241,893
PNC Financial Services Group 5.671% 10/28/25 μ	35,000	35,044
Popular 7.25% 3/13/28	20,000	19,805
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
1.684% 11/18/27 μ	55,000	$ 49,066
5.751% 11/4/26 μ	5,000	5,100
5.82% 11/4/28 μ	5,000	5,220
Toronto-Dominion Bank
4.108% 6/8/27	115,000	111,453
5.148% (SOFR + 0.355%) 3/4/24 •	50,000	49,722

Truist Bank 2.636% 9/17/29 μ	215,000	201,981
US Bancorp
3.375% 2/5/24	55,000	53,972
4.653% 2/1/29 μ	18,000	17,608
5.727% 10/21/26 μ	25,000	25,132

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	160,273
		2,807,191
Basic Industry — 2.44%
Avient 144A 5.75% 5/15/25 #	139,000	137,671
Celanese US Holdings
6.05% 3/15/25	15,000	15,096
6.165% 7/15/27	30,000	30,214

First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	200,036
Nutrien
4.90% 3/27/28	5,000	5,002
5.95% 11/7/25	90,000	92,612
		480,631
Brokerage — 0.50%
SURA Asset Management 144A 4.875% 4/17/24 #	100,000	98,093
		98,093
Capital Goods — 3.35%
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	100,000	100,091
Parker-Hannifin
3.65% 6/15/24	95,000	93,602
4.25% 9/15/27	70,000	68,735

Teledyne Technologies 0.95% 4/1/24	280,000	268,462
TransDigm
144A 6.25% 3/15/26 #	25,000	25,048
144A 8.00% 12/15/25 #	51,000	51,988

WESCO Distribution 144A 7.125% 6/15/25 #	51,000	51,888
		659,814
Communications — 2.95%
AMC Networks 5.00% 4/1/24	30,000	29,623
NBN 144A 0.875% 10/8/24 #	200,000	187,707
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 3.75% 4/15/27	105,000	$ 101,001
Verizon Communications 0.75% 3/22/24	120,000	115,118
Warnermedia Holdings
144A 3.638% 3/15/25 #	110,000	106,327
6.412% 3/15/26	40,000	40,214
		579,990
Consumer Cyclical — 1.66%
Aptiv 2.396% 2/18/25	70,000	66,718
Carnival 144A 7.625% 3/1/26 #	31,000	28,318
IRB Holding 144A 7.00% 6/15/25 #	8,000	8,032
MGM Resorts International 5.75% 6/15/25	120,000	119,823
Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	67,327
VICI Properties 4.95% 2/15/30	40,000	37,575
		327,793
Consumer Non-Cyclical — 3.77%
AbbVie
2.60% 11/21/24	90,000	86,893
3.75% 11/14/23	165,000	163,427

Amgen 5.15% 3/2/28	15,000	15,323
Astrazeneca Finance 4.875% 3/3/28	35,000	36,029
Cigna Group 5.685% 3/15/26	60,000	60,391
Eli Lilly & Co. 5.00% 2/27/26	25,000	25,232
Gilead Sciences 3.70% 4/1/24	80,000	79,083
Medtronic Global Holdings SCA 4.25% 3/30/28	40,000	39,951
Royalty Pharma 1.20% 9/2/25	195,000	176,899
Tenet Healthcare 4.875% 1/1/26	50,000	49,073
Zoetis 5.40% 11/14/25	10,000	10,174
		742,475
Electric — 5.88%
Avangrid 3.20% 4/15/25	60,000	57,469
Duke Energy 4.875% 9/16/24 μ, ψ	50,000	48,105
Duke Energy Carolinas 3.95% 11/15/28	30,000	29,449
Entergy Louisiana 4.05% 9/1/23	10,000	9,938
Metropolitan Edison 144A 5.20% 4/1/28 #	60,000	60,650
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	128,109
4.45% 3/13/26	55,000	54,941
4.80% 3/15/28	40,000	40,418

NextEra Energy Capital Holdings 6.051% 3/1/25	40,000	40,713
NRG Energy 144A 3.75% 6/15/24 #	95,000	92,203

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	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Pacific Gas and Electric 3.75% 2/15/24	120,000	$ 117,823
Southern California Edison 1.10% 4/1/24	210,000	201,967
Vistra Operations
144A 3.55% 7/15/24 #	105,000	101,431
144A 5.125% 5/13/25 #	40,000	39,028

WEC Energy Group 0.80% 3/15/24	140,000	134,103
		1,156,347
Energy — 4.76%
ConocoPhillips 2.40% 3/7/25	70,000	67,231
Devon Energy 5.25% 9/15/24	39,000	39,115
Enbridge 0.55% 10/4/23	115,000	112,002
Energy Transfer 5.55% 2/15/28	130,000	132,136
Exxon Mobil 2.019% 8/16/24	130,000	125,605
MPLX 4.875% 12/1/24	135,000	134,217
Murphy Oil 5.75% 8/15/25	33,000	32,710
NuStar Logistics 5.75% 10/1/25	73,000	71,080
Occidental Petroleum 5.50% 12/1/25	58,000	57,987
ONEOK 7.50% 9/1/23	115,000	115,411
Southwestern Energy 5.70% 1/23/25	10,000	10,015
Targa Resources Partners 5.00% 1/15/28	40,000	38,715
		936,224
Finance Companies — 3.12%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	140,416
3.15% 2/15/24	150,000	145,497
Air Lease
0.80% 8/18/24	105,000	97,987
2.875% 1/15/26	15,000	13,996
3.00% 9/15/23	80,000	78,966
5.85% 12/15/27	20,000	20,123
Aviation Capital Group
144A 1.95% 1/30/26 #	65,000	57,861
144A 4.375% 1/30/24 #	60,000	58,362
		613,208
Insurance — 5.89%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	193,237
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	109,899
144A 5.327% (SOFR + 0.76%) 4/12/24 #, •	85,000	83,953

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	94,293
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Equitable Holdings 3.90% 4/20/23	61,000	$ 60,916
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	262,198
Humana 5.75% 3/1/28	8,000	8,315
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	146,345
UnitedHealth Group 4.25% 1/15/29	100,000	99,318
USI 144A 6.875% 5/1/25 #	103,000	101,562
		1,160,036
Natural Gas — 0.37%
Sempra Energy 3.30% 4/1/25	75,000	72,635
		72,635
Technology — 3.71%
Microchip Technology 4.333% 6/1/23	55,000	54,802
Micron Technology 6.75% 11/1/29	5,000	5,314
NXP
2.70% 5/1/25	5,000	4,748
4.875% 3/1/24	165,000	163,817

Oracle 5.80% 11/10/25	45,000	46,144
Roper Technologies 2.35% 9/15/24	145,000	139,652
S&P Global 2.45% 3/1/27	50,000	46,924
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	89,433
144A 5.625% 11/1/24 #	25,000	24,950

Skyworks Solutions 0.90% 6/1/23	150,000	148,747
Workday 3.50% 4/1/27	5,000	4,787
		729,318
Transportation — 1.97%
American Airlines 144A 5.50% 4/20/26 #	11,320	11,154
Canadian Pacific Railway 1.35% 12/2/24	90,000	84,833
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	189,796
7.375% 1/15/26	24,000	24,997

Penske Truck Leasing 144A 4.40% 7/1/27 #	45,000	43,208
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	24,000	24,082
United Airlines 144A 4.375% 4/15/26 #	10,000	9,579
		387,649
Total Corporate Bonds (cost $11,249,216)		10,751,404

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 10.47%
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	$ 202,587
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	58,428	57,821
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	79,802
Hyundai Auto Lease Securitization Trust
Series 2021-A B 144A 0.61% 10/15/25 #	900,000	887,216
Series 2023-A A3 144A 5.05% 1/15/26 #	200,000	200,200

JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	43,047	42,184
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	227,796
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	182,906
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	86,000	81,044
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	100,000	98,017
Total Non-Agency Asset-Backed Securities (cost $2,109,688)		2,059,573

US Treasury Obligations — 17.81%
US Treasury Notes
3.625% 3/31/30	5,000	5,024
3.875% 1/15/26	1,165,000	1,165,501
4.00% 2/15/26	290,000	291,235
4.25% 12/31/24	265,000	265,274
4.25% 10/15/25	1,440,000	1,451,419
4.50% 11/30/24	325,000	326,333
Total US Treasury Obligations (cost $3,481,510)		3,504,786
	Number of shares
Short-Term Investments — 0.64%
Money Market Mutual Funds — 0.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	31,265	31,265
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	31,264	31,264
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	31,264	$ 31,264
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	31,265	31,265
Total Short-Term Investments (cost $125,058)		125,058

Total Value of Securities—99.20% (cost $20,188,272)		19,522,326
Receivables and Other Assets Net of Liabilities—0.80%★		157,485
Net Assets Applicable to 2,176,973 Shares Outstanding—100.00%		$19,679,811
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $6,682,566, which represents 33.96% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $23,953 cash collateral held at broker for futures contracts as of March 31, 2023.

4    NQ-FL8 [3/23] 5/23 (2909349)

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	US Treasury 2 yr Notes	$2,890,344	$2,858,641	6/30/23	$31,703	$—	$1,969
3	US Treasury 5 yr Notes	328,524	328,812	6/30/23	—	(288)	—
(2)	US Treasury 10 yr Notes	(229,844)	(223,401)	6/21/23	—	(6,443)	(688)
Total Futures Contracts			$2,964,052		$31,703	$(6,731)	$1,281
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the variation margin is reflected in the Series' net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
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